Trade Notes and Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Summary of Trade Notes and Accounts Payable
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$15,312	$15,591